Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Deferred tax assets	$ 0	$ 6,694
Deferred tax liabilities	0	(48,475)
Net deferred tax liabilities		(41,781)
Mineral, properties plant and equipment [Member]
Statements [Line Items]
Deferred tax liabilities	0	(48,475)
Asset retirement provision [Member]
Statements [Line Items]
Deferred tax assets	$ 0	$ 6,694